Earnings Per Share - Additional Information (Detail)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation of earnings per share	2,364,000	2,364,000